Series D Preferred Stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Date Articles of Incorporation Amended		Mar. 21, 2016
Series D Preferred Authorized	2,000,000
Series Conversion Rate	$ 100	$ 100
Shares Oustanding	0	0